INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

Deferred income tax assets and liabilities at December 31, 2024 and 2023, consisted of the following temporary differences and carry-forward items:

	December 31, 2024		December 31, 2023
Deferred tax assets
Deductible temporary differences, net		$974,718	$62,000
Loss carryforwards		4,615,303	1,572,261
Expected tax rate		24.6%	25.7%
Total deferred tax assets		1,374,838	419,188

Deferred tax liabilities
Deductible temporary differences, net		989,890	232,958
Expected tax rate		24.6%	25.7%
Total deferred tax liabilities		243,459	59,754

Deferred tax valuation allowance		(1,131,379)	(359,434)
Net deferred tax asset	$		$-

SCHEDULE OF INCOME TAX EXPENSE

The components for the income tax expense:

	December 31, 2024	December 31, 2023
Taxable income
Financial statement pretax loss	$(3,239,916)	$(1,617,461)
Non-deductible expenses	8,978	713,812
Total taxable income	(3,230,938)	(903,649)

Decrease (increase) in taxable temporary differences	(756,932)	93,552
Increase in deductible temporary differences	912,718	58,300
Federal taxable loss	$(3,075,152)	$(751,797)